Fair Value Measurements (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Apr. 03, 2014	Apr. 01, 2014
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Level 3 Liability Value		$ 0
Level 3 current year additions	14,006
Level 3 change in fair value	2,192
Level 3 effect if currency translation	(126)
Available-for-sale Securities, Amortized Cost Basis	4,611
Available-for-sale Securities, Change in Net Unrealized Holding Gain (Loss) before Taxes	9,246
Available-for-sale Securities	13,857	0
Assets, Fair Value Disclosure [Abstract]
Business Combination, Contingent Consideration, Liability	16,072
Debt, Carrying Value	448,059	238,750
Debt, Fair Value	460,098
Pixartprinting S.p.A [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Level 3 Liability Value		0
Level 3 current year additions	4,953
Level 3 change in fair value	1,360
Level 3 effect if currency translation	(37)
Assets, Fair Value Disclosure [Abstract]
Business Combination, Contingent Consideration, Liability	6,276		4,953
Printdeal B.V. [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Level 3 Liability Value		0
Level 3 current year additions	9,053
Level 3 change in fair value	832
Level 3 effect if currency translation	(89)
Assets, Fair Value Disclosure [Abstract]
Business Combination, Contingent Consideration, Liability	9,796			9,053
Total [Member] | Fair value, recurring measurements [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	14,239	414
Liabilities, Fair Value Disclosure, Recurring	(17,623)	(273)
Quoted prices in active markets for identical assets (Level 1) [Member] | Fair value, recurring measurements [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	13,857
Business Combination, Contingent Consideration, Liability	0
Significant other observable inputs (Level 2) [Member] | Fair value, recurring measurements [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	382	414
Business Combination, Contingent Consideration, Liability	0
Liabilities, Fair Value Disclosure, Recurring	(1,551)	(273)
Significant unobservable inputs (Level 3) [Member] | Fair value, recurring measurements [Member]
Assets, Fair Value Disclosure [Abstract]
Business Combination, Contingent Consideration, Liability	(16,072)
Liabilities, Fair Value Disclosure, Recurring	(16,072)
Foreign Exchange Forward [Member] | Total [Member] | Fair value, recurring measurements [Member]
Assets, Fair Value Disclosure [Abstract]
Foreign Currency Contract, Asset, Fair Value Disclosure	382	70
Foreign Currency Contracts, Liability, Fair Value Disclosure	(806)	(203)
Foreign Exchange Forward [Member] | Quoted prices in active markets for identical assets (Level 1) [Member] | Fair value, recurring measurements [Member]
Assets, Fair Value Disclosure [Abstract]
Foreign Currency Contracts, Liability, Fair Value Disclosure	0	0
Foreign Exchange Forward [Member] | Significant other observable inputs (Level 2) [Member] | Fair value, recurring measurements [Member]
Assets, Fair Value Disclosure [Abstract]
Interest Rate Swap Contracts, Liability, Fair Value Disclosure	(806)
Foreign Currency Contracts, Liability, Fair Value Disclosure		(203)
Foreign Exchange Forward [Member] | Significant unobservable inputs (Level 3) [Member] | Fair value, recurring measurements [Member]
Assets, Fair Value Disclosure [Abstract]
Foreign Currency Contract, Asset, Fair Value Disclosure		0
Foreign Currency Contracts, Liability, Fair Value Disclosure	0	0
Interest Rate Swap [Member] | Total [Member] | Fair value, recurring measurements [Member]
Assets, Fair Value Disclosure [Abstract]
Interest Rate Swap Contracts, Assets, Fair Value Disclosure		344
Interest Rate Swap Contracts, Liability, Fair Value Disclosure	(745)	(70)
Interest Rate Swap [Member] | Quoted prices in active markets for identical assets (Level 1) [Member] | Fair value, recurring measurements [Member]
Assets, Fair Value Disclosure [Abstract]
Interest Rate Swap Contracts, Assets, Fair Value Disclosure		0
Interest Rate Swap [Member] | Significant other observable inputs (Level 2) [Member] | Fair value, recurring measurements [Member]
Assets, Fair Value Disclosure [Abstract]
Interest Rate Swap Contracts, Assets, Fair Value Disclosure		344
Interest Rate Swap Contracts, Liability, Fair Value Disclosure		(70)
Interest Rate Swap [Member] | Significant unobservable inputs (Level 3) [Member] | Fair value, recurring measurements [Member]
Assets, Fair Value Disclosure [Abstract]
Interest Rate Swap Contracts, Assets, Fair Value Disclosure		0
Available-for-sale Securities [Member] | Total [Member] | Fair value, recurring measurements [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale Securities	13,857
Available-for-sale Securities [Member] | Significant other observable inputs (Level 2) [Member] | Fair value, recurring measurements [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale Securities	0
Available-for-sale Securities [Member] | Significant unobservable inputs (Level 3) [Member] | Fair value, recurring measurements [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale Securities	0
Foreign Exchange Forward [Member] | Foreign Exchange Forward [Member] | Significant other observable inputs (Level 2) [Member] | Fair value, recurring measurements [Member]
Assets, Fair Value Disclosure [Abstract]
Foreign Currency Contract, Asset, Fair Value Disclosure	$ 382	$ 70